Capital Stock	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Capital Stock
28.	CAPITAL STOCK

	Number of shares issued and outstanding	Stated capital value

Balance at March 31, 2023	103,567,884	$958.4

Issuance of capital stock	535,188	5.5

Balance at March 31, 2024	104,103,072	$963.9

Issuance of capital stock	755,730	10.9

Balance at December 31, 2024	104,858,802	$974.8

During the nine month period ended December 31, 2024, the Company issued
755,730
common shares upon exercise of earnout rights, Replacement LTIP units and Omnibus Plan LTIP units. See Notes
34
,
35
and
37
.
During the year ended March 31, 2024, the Company converted
70,920 deferred share units (“DSUs”) to capital stock upon the resignation of two directors. The Company issued 464,268 common shares upon exercise of earnout rights, Replacement LTIP units and Omnibus Plan LTIP units. See Notes 34, 35 and 37.
Normal Course Issuer Bid
On September 5, 2024, the Company renewed its normal course issuer bid (the “NCIB”). Pursuant to the NCIB, the Company was authorized to acquire up to a maximum of 5,206,153 of its shares, or 5% of its 104,123,072 issued and outstanding shares, as of August 26, 2024, subject to daily maximums of 12,066 shares (which is equal to 25% of 48,264 shares, being the average daily trading volume from February 1, 2024 to July 1, 2024. Further, the Company was authorized to acquire up to a maximum of 1,208,950 of its Warrants, or 5% of its 24,179,000 issued and outstanding Warrants, as of August 26, 2024, subject to daily maximums of 1,000 Warrants (as 25% of 1,059 Warrants, being the average daily trading volume from February 1, 2024 to July 1, 2024, is less than the 1,000 limit). The NCIB will terminate on the earlier of September 4, 2025, or such earlier time as the Company completes its purchases pursuant to the NCIB or provides notice of termination. The Company has not made any purchases under its renewed NCIB.